Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Statutory tax rate				31.50%	31.70%	33.60%
Provisional income tax benefit				¥ 13,816
Net increase (decrease) in total valuation allowance				152,129	¥ 3,894	¥ 21,764
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted, for which deferred income taxes have not been provided		¥ 930,018		930,018
Deferred tax liabilities not accounted for undistributed earnings		14,880		14,880
Operating loss carryforwards for tax purposes	¥ 455,555	439,206		439,206	455,555
Operating loss carryforwards for tax purposes with no expiration period		132,979		132,979
Tax credit carryforwards	134,427	125,327		125,327	134,427
Tax credit carryforwards with no expiration period		19,048		19,048
Interest expense recorded				1,053	474	774
Penalties recorded				876	597	674
Liabilities recorded for the payments of interest	9,735	10,788		10,788	9,735	9,261
Liabilities recorded for the payments of penalties	¥ 3,761	4,637		4,637	¥ 3,761	¥ 4,358
Maximum unrecognized tax benefits expected reduction within the next 12 months		¥ 2,768		2,768
U.S. [Member]
Income Taxes [Line Items]
Statutory tax rate		21.00%	35.00%
Sony Music Entertainment (Japan) Inc
Income Taxes [Line Items]
Gain on subsidiary's sale of stock arising from issuance of common stock, for which deferred income taxes have not been provided		¥ 61,544		¥ 61,544
Fiscal year ended March 31, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes						55.00%
Fiscal year beginning on or after April 1, 2018
Income Taxes [Line Items]
Percentage of the limitations on annual use of net operating loss carryforwards due to tax law changes						50.00%
Fiscal year ended March 31, 2017 and onward
Income Taxes [Line Items]
Statutory tax rate	31.50%
Earliest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date				Mar. 31, 2019
Tax credit carryforwards expiration date				Mar. 31, 2019
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations				2008
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations				2013
Latest Tax Year
Income Taxes [Line Items]
Total net operating loss carryforwards expiration date				Mar. 31, 2024
Tax credit carryforwards expiration date				Mar. 31, 2028
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations				2017
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations				2017